Quarterly Holdings Report
for
Fidelity® MSCI Consumer Staples Index ETF
October 31, 2021
T02-NPRT1-1221
1.9584805.107

Schedule of Investments October 31, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.7%
		Shares	Value
BEVERAGES – 22.8%
Brewers – 0.7%
Molson Coors Beverage Co. Class B		76,214	$3,360,275
The Boston Beer Co., Inc. Class A (a)		4,052	1,995,529
			5,355,804
Distillers & Vintners – 2.6%
Brown-Forman Corp. Class B		112,786	7,657,042
Constellation Brands, Inc. Class A		59,832	12,972,176
MGP Ingredients, Inc.		14,239	914,286
			21,543,504
Soft Drinks – 19.5%
Celsius Holdings, Inc. (a)		19,963	1,926,829
Coca-Cola Bottling Co. Consolidated		3,183	1,277,656
Keurig Dr Pepper, Inc.		254,684	9,191,546
Monster Beverage Corp. (a)		143,237	12,175,145
National Beverage Corp.		23,878	1,346,719
PepsiCo, Inc.		407,275	65,815,640
The Coca-Cola Co.		1,216,946	68,599,246
			160,332,781
TOTAL BEVERAGES	187,232,089
FOOD & STAPLES RETAILING – 23.5%
Drug Retail – 1.6%
Rite Aid Corp. (a)		63,964	869,271
Walgreens Boots Alliance, Inc.		263,631	12,395,929
			13,265,200
Food Distributors – 3.0%
Performance Food Group Co. (a)		67,481	3,052,165
SpartanNash Co.		42,248	977,619
Sysco Corp.		179,403	13,796,091
The Andersons, Inc.		30,602	1,042,304
The Chefs' Warehouse, Inc. (a)		33,118	1,154,825
United Natural Foods, Inc. (a)		43,982	1,908,379
US Foods Holding Corp. (a)		89,613	3,106,883
			25,038,266
Food Retail – 2.3%
Casey's General Stores, Inc.		15,396	2,948,950
Grocery Outlet Holding Corp. (a)		51,917	1,152,038
Ingles Markets, Inc. Class A		16,327	1,129,665
Sprouts Farmers Market, Inc. (a)		63,664	1,409,521
The Kroger Co.		267,579	10,708,512
Village Super Market, Inc. Class A		11,115	247,531
Weis Markets, Inc.		16,501	929,171
			18,525,388
Hypermarkets & Super Centers – 16.6%
BJ's Wholesale Club Holdings, Inc. (a)		58,209	3,401,734
Costco Wholesale Corp.		128,799	63,309,861
PriceSmart, Inc.		15,651	1,126,089

		Shares	Value

Walmart, Inc.		459,576	$ 68,669,846
			136,507,530
TOTAL FOOD & STAPLES RETAILING	193,336,384
FOOD PRODUCTS – 20.0%
Agricultural Products – 3.4%
AppHarvest, Inc. (a)		74,108	446,130
Archer-Daniels-Midland Co.		201,371	12,936,073
Bunge Ltd.		55,802	5,169,498
Darling Ingredients, Inc. (a)		66,552	5,624,975
Fresh Del Monte Produce, Inc.		31,237	1,046,127
Ingredion, Inc.		29,434	2,803,000
			28,025,803
Packaged Foods & Meats – 16.6%
B&G Foods, Inc.		41,710	1,227,942
Beyond Meat, Inc. (a)		24,220	2,397,296
Calavo Growers, Inc.		17,940	721,188
Cal-Maine Foods, Inc.		28,981	1,045,055
Campbell Soup Co.		79,787	3,187,491
Conagra Brands, Inc.		179,535	5,781,027
Flowers Foods, Inc.		91,611	2,267,372
Freshpet, Inc. (a)		19,810	3,088,577
General Mills, Inc.		214,411	13,250,600
Hormel Foods Corp.		112,494	4,760,746
Hostess Brands, Inc. (a)		81,619	1,543,415
J&J Snack Foods Corp.		8,772	1,294,309
John B Sanfilippo & Son, Inc.		9,919	838,155
Kellogg Co.		95,225	5,837,292
Lamb Weston Holdings, Inc.		58,074	3,278,277
Lancaster Colony Corp.		9,625	1,636,250
Landec Corp. (a)		39,425	383,211
McCormick & Co., Inc. (non-vtg.)		90,297	7,244,528
Mission Produce, Inc. (a)		18,965	360,145
Mondelez International, Inc. Class A		490,197	29,774,566
Pilgrim's Pride Corp. (a)		38,372	1,080,556
Post Holdings, Inc. (a)		25,580	2,595,858
Sanderson Farms, Inc.		9,974	1,889,574
Seaboard Corp.		244	939,405
Tattooed Chef, Inc. (a)		50,844	913,667
The Hain Celestial Group, Inc. (a)		49,790	2,234,077
The Hershey Co.		53,583	9,395,779
The JM Smucker Co.		42,003	5,160,489
The Kraft Heinz Co.		242,620	8,707,632
The Simply Good Foods Co. (a)		50,130	1,987,654
Tootsie Roll Industries, Inc.		21,504	680,602
TreeHouse Foods, Inc. (a)		35,283	1,275,128
Tyson Foods, Inc. Class A		106,270	8,498,412
Utz Brands, Inc.		54,246	845,695
Vital Farms, Inc. (a)		21,485	352,784
			136,474,754
TOTAL FOOD PRODUCTS	164,500,557

Quarterly Report	2

Common Stocks – continued
		Shares	Value
HOUSEHOLD PRODUCTS – 20.7%
Household Products – 20.7%
Central Garden and Pet Co. (a)		12,890	$ 664,866
Central Garden and Pet Co. Class A (a)		28,325	1,308,615
Church & Dwight Co., Inc.		92,680	8,096,525
Colgate-Palmolive Co.		282,357	21,512,780
Energizer Holdings, Inc.		35,735	1,303,255
Kimberly-Clark Corp.		120,706	15,630,220
Reynolds Consumer Products, Inc.		41,628	1,123,123
Spectrum Brands Holdings, Inc.		23,302	2,184,563
The Clorox Co.		46,450	7,571,815
The Procter & Gamble Co.		759,485	108,598,760
WD-40 Co.		7,800	1,770,600
TOTAL HOUSEHOLD PRODUCTS	169,765,122
PERSONAL PRODUCTS – 4.7%
Personal Products – 4.7%
BellRing Brands, Inc. Class A (a)		32,040	859,313
Coty, Inc. Class A (a)		181,020	1,535,050
Edgewell Personal Care Co.		30,958	1,083,220
elf Beauty, Inc. (a)		36,262	1,171,625
Herbalife Nutrition Ltd. (a)		50,448	2,340,787
Inter Parfums, Inc.		14,146	1,306,808
Medifast, Inc.		6,663	1,307,747
Nu Skin Enterprises, Inc. Class A		28,387	1,139,738
The Estee Lauder Cos., Inc. Class A		79,564	25,804,992
USANA Health Sciences, Inc. (a)		10,400	1,009,424
Veru, Inc. (a)		85,679	699,997
TOTAL PERSONAL PRODUCTS	38,258,701
TOBACCO – 8.0%
Tobacco – 8.0%
Altria Group, Inc.		632,787	27,912,234

		Shares	Value

Philip Morris International, Inc.		366,326	$ 34,632,460
Turning Point Brands, Inc.		19,146	730,803
Universal Corp.		20,611	968,717
Vector Group Ltd.		86,239	1,143,529
TOTAL TOBACCO	65,387,743
TOTAL COMMON STOCKS (Cost $718,995,760)			818,480,596
Money Market Fund – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (b) (Cost $1,360,000)		1,360,000	1,360,000
TOTAL INVESTMENT IN SECURITIES – 99.8% (Cost $720,355,760)	819,840,596
NET OTHER ASSETS (LIABILITIES) (c) – 0.2%	1,275,190
NET ASSETS – 100.0%	$821,115,786

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $108,500 of cash collateral to cover margin requirements for futures contracts.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	1	December 2021	$ 114,765	$ (72)	$ (72)
CME E-mini S&P Consumer Staples Select Sector Index Contracts (United States)	34	December 2021	2,432,020	14,956	14,956
Total Equity Index Contracts					$14,884
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Quarterly Report	4

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
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5	Quarterly Report